PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepayments to suppliers	$ 14,594	88,346	23,377
Rental, insurance and other expenses	6,257	37,877	19,722
Rebates and promotion fees receivable	21,054	127,454	127,305
Warehouse deposits	1,441	8,721	7,133
Interest receivables	1,845	11,167	10,833
Value added tax recoverable	3,957	23,955
Derivative financial instruments	1,415	8,565		[1]
Other receivables	3,765	22,802	14,924
Prepaid Expenses and Other Current Assets, Total	$ 54,328	328,887	203,294

[1]	Forward currency contracts, included in prepaid expenses and other current assets on the Company's consolidated balance sheets.